Dividends (Tables)	12 Months Ended
Jun. 30, 2022
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Summary of Dividends Paid

	Year ended 30 June 2022		Year ended 30 June 2021		Year ended 30 June 2020
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period 1
Prior year final dividend	200	10,119	55	2,779	78	3,946
Interim dividend	150	7,601	101	5,115	65	3,288

	350	17,720	156	7,894	143	7,234

1
5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid for financial
years 2021 and 2020. No dividend paid for the financial year 2022. These preference shares were cancelled on 31 January 2022.

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2022	2021	2020
	US$M	US$M	US$M
Franking credits as at 30 June	7,007	14,302	10,980
Franking credits arising from the payment of current tax	2,043	1,799	471

Total franking credits available 1	9,050	16,101	11,451

1	The payment of the final 2022 dividend determined after 30 June 2022 will reduce the franking account balance by US$3,796 million.